INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes
Income before taxes on income is comprised as follows:
	Year ended December 31,
	2014	2015	2016

Domestic	$13,194	$28,285	$32,077
Foreign	1,272	3,458	4,124

	$14,466	$31,743	$36,201

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2015	2016
Deferred tax assets:

Net operating loss carry-forwards	$5,584	$1,956
Capital losses carry-forwards	52	50
Research and development expenses	2,945	4,119
Deferred revenues	3,760	4,222
Issuance expenses	790	124
Share-based compensation	549	2,979
Accruals and other	1,590	1,612

Deferred tax assets before valuation allowance	15,270	15,062

Valuation allowance	52	50

Deferred tax asset	$15,218	$15,012

Deferred tax liabilities:

Intangible assets	$5,761	$3,961
Property and equipment depreciation and other	213	662

Deferred tax liabilities	$5,974	$4,623

Schedule of Income Taxes
Income taxes are comprised as follows:

	Year ended December 31,
	2014	2015	2016

Current	$4,467	$10,042	$9,207
Deferred	45	(4,093)	(1,130)

	$4,512	$5,949	$8,077

	Year ended December 31,
	2014	2015	2016

Domestic	$2,485	$5,208	$4,906
Foreign	2,027	741	3,171

	$4,512	$5,949	$8,077

Schedule of Reconciliation of Income Taxes
A reconciliation of the Company's theoretical income tax expense to actual income tax expense is as follows:

	Year ended December 31,
	2014	2015	2016

Income before income taxes	$14,466	$31,743	$36,201

Statutory tax rate	26.5%	26.5%	25.0%

Theoretical income tax expense	3,833	8,412	9,050

Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	(143)	(771)	(72)
Deferred taxes on losses for which valuation allowance was provided, net	834	(1,713)	-
Non-deductible expenses	1,165	2,295	2,569
Unrecognized tax expense	19	8	81
Foreign and preferred enterprise tax rates differential	(838)	(2,303)	(3,468)
Other	(358)	21	(83)

Income tax expense	$4,512	$5,949	$8,077

Schedule of Unrecognized Tax Benefits
A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2015	2016

Opening balance	$322	$362
Increase related to prior year tax positions	4	53
Increase related to current year tax positions	36	59

Closing balance	$362	$474